Goodwill - Summary Of Movement Of Goodwill (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning Balance	$ 326,011
Goodwill acquired	12,038
Ending Balance	$ 338,049